Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
(a)	The composition and movement in this caption as of the date of the consolidated statements of financial position is presented below:

	Mining concessions (b)	Quarry development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Mine rehabilitation costs	Capitalized interests	Works in progress and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost
As of January 1, 2017	76,808	41,585	219,345	657,548	1,436,384	30,513	119,708	53,501	6,063	64,904	184,653	2,891,012
Additions	—	2,260	9,186	232	12,696	88	10,511	1,350	—	—	32,280	68,603
Disposals	—	—	—	(1,171)	(614)	(17)	(8,213)	(178)	—	—	(397)	(10,590)
Transfers, note 11	—	1,402	27	20,328	142,593	817	312	3,740	26	—	(173,664)	(4,419)
As of December 31, 2017	76,808	45,247	228,558	676,937	1,591,059	31,401	122,318	58,413	6,089	64,904	42,872	2,944,606
Additions	194	4,838	12,701	—	19,993	534	3,294	742	—	—	37,178	79,474
Disposals	—	—	(2,325)	(691)	(6,588)	(3)	(10,089)	(11,547)	(4,574)	—	(699)	(36,516)
Transfers, note 11	(98)	(2,235)	1,490	(1,400)	17,913	209	306	979	—	—	(20,225)	(3,061)

As of December 31, 2018	76,904	47,850	240,424	674,846	1,622,377	32,141	115,829	48,587	1,515	64,904	59,126	2,984,503

Accumulated depreciation
As of January 1, 2017	12,119	9,753	—	68,945	296,918	27,204	64,710	39,472	1,432	1,417	—	521,970
Additions	—	506	—	17,482	85,937	728	12,966	3,629	2	1,519	—	122,769
Disposals	—	—	—	(633)	(221)	(17)	(4,697)	(335)	—	—	—	(5,903)
Transfers and reclassifications, note 11	—	(509)	—	—	—	—	—	—	—	—	—	(509)
As of December 31, 2017	12,119	9,750	—	85,794	382,634	27,915	72,979	42,766	1,434	2,936	—	638,327
Additions	—	551	—	17,782	89,644	732	12,408	3,967	52	1,522	—	126,658
Disposals	—	—	—	(161)	(5,443)	(2)	(8,627)	(11,541)	(1,431)	—	—	(27,205)
Transfers and reclassifications, note 11	—	(326)	—	—	—	—	—	—	—	—	—	(326)

As of December 31, 2018	12,119	9,975	—	103,415	466,835	28.645	76,760	35,192	55	4,458	—	737,454

Impairment mining assets (b)
As of January 1, 2017	41,213	24,048	258	13,837	12,166	168	26	400	3,143	—	735	95,994
Additions	1,645	—	—	—	—	33	—	54	—	—	—	1,732
As of December 31, 2017	42,858	24,048	258	13,837	12,166	201	26	454	3,143	—	735	97,726
Disposals	—	—	(258)	—	—	—	—	—	(3,143)	—	—	(3,401)

As of December 31, 2018	42,858	24,048	—	13,837	12,166	201	26	454	—	—	735	94,325

Net book value
As of December 31, 2018	21,927	13,827	240,424	557,594	1,143,376	3,295	39,043	12,941	1,460	60,446	58,391	2,152,724

As of December 31, 2017	21,831	11,449	228,300	577,306	1,196,259	3,285	49,313	15,193	1,512	61,968	42,137	2,208,553

(b)	Mining concessions mainly include net acquisition costs of S/15,367,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business.

In previous years management recognized a full impairment charge of approximately S/95,994,000, related to the total net book value of a closed zinc mining unit which includes concession costs, development costs and related facilities and equipments. From this amount, S/41,213,000 corresponds to concessions costs. According to the management´s expectation the recovery amount of this zinc mining unit is zero.

As of December 31, 2018 the Group has recognized an impairment on the brine project, as explained in note 1.4, derecognized mining concessions and other assets related to said project for S/1,732,000.

(c)	There were no additions under finance leases during the years 2018 and 2017.

(d)	During 2016 the Group capitalized borrowing costs for S/3,309,000 mainly related with the expansion of the cement plant located in Piura. The rate used to determine the amount of borrowings costs eligible for capitalization was approximately 5.00 percent as of December 31, 2016, which is the effective rate of the only borrowing the Group has as of such date. The amount of borrowing costs eligible for capitalization is determined by applying the capitalization rate to the capital expenditures incurred on qualifying assets. Since September, 2015 a part of this project is operating. On February, 2016 a significant part of this cement plant was launched to operations, and the Group ceased to capitalize borrowing costs.

(e)	The Group has assessed the recoverable amount of its remnant long-term assets and did not find indications of an impairment loss of these assets as of December 31, 2018 and 2017.

(f)	Work in progress included in property, plant and equipment as of December 31, 2018 amounted to S/58,391,000 (S/42,137,000 as of December 31, 2017) and is mainly related to complementary facilities of the cement plants.

(g)	As of December 31, 2018 the Group maintains accounts payable related to the acquisition of property, plant and equipment for S/4,627,000 (S/5,368,000 as of December 31, 2017).